SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income per Ordinary Share (Details) - USD ($)	1 Months Ended		3 Months Ended		4 Months Ended		9 Months Ended
	Sep. 30, 2025		Sep. 30, 2026		Dec. 31, 2025		Sep. 30, 2026
Class A ordinary Shares Subject to Possible Redemption
Numerator:
Allocation of net income (loss)			$ 134,810				$ 1,578,826
Denominator:
Basic weighted average shares outstanding			17,250,000				16,870,879
Basic net income (loss) per ordinary share (in dollars per share)			$ 0.01				$ 0.09
Numerator:
Allocation of net income (loss)			$ 134,810				$ 1,578,826
Denominator:
Diluted weighted average shares outstanding			17,250,000				16,870,879
Diluted net income (loss) per ordinary share			$ 0.01				$ 0.09
Class B
Numerator:
Allocation of net income (loss)	$ (22,525)		$ 44,937				$ 536,559
Denominator:
Basic weighted average shares outstanding	5,000,000	[1]	5,750,000	[1]	5,000,000	[2]	5,733,516	[1]
Basic net income (loss) per ordinary share (in dollars per share)	$ (0)		$ 0.01		$ (0.02)		$ 0.09
Numerator:
Allocation of net income (loss)	$ (22,525)		$ 44,937				$ 536,559
Denominator:
Diluted weighted average shares outstanding	5,000,000	[1]	5,750,000	[1]	5,000,000	[2]	5,750,000	[1]
Diluted net income (loss) per ordinary share	$ (0)		$ 0.01		$ (0.02)		$ 0.09

[1]	Excludes an aggregate of 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters for the period from August 21, 2025 (inception) through September 30, 2025. For the three and nine months ended September 30, 2026, 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters were not included in the calculation of weighted average shares outstanding until January 7, 2026, when the underwriters exercised their over-allotment option in full.
[2]	Excludes an aggregate of 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 7, 2026, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 Founder Shares are no longer subject to forfeiture (see Note 5).